Payroll, staff and employee benefits obligations - Expected future cash outflows (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits	11 years
Expected contributions in respect of funded pension plans in 2020	$ 146
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	551
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	510
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	536
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	596
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	612
Pension benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 3,098
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits	15 years
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 25
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	24
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	23
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	23
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	22
Other benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 111